Common and Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Issued Shares Parantheticals [Abstract]
Common stock par value		$ 0.25	$ 0.25
Common Stock Shares Authorized		600,000,000	600,000,000
Common And Preferred Stock Text Details [Abstract]
Preferred Stock Shares Outstanding (Qualitative)		No
Preferred Stock, Shares Authorized		25,000,000
Preferred Stock, Par or Stated Value Per Share		$ 1
600,000 shares authorized
Outstanding - January 1		271,880,000	274,257,000
Stock Issued During Period, Shares, New Issues		15,200,000	0
Shares Issued For Benefit Plans In Period		3,735,000	3,805,000
Repurchase of common stock		(5,282,000)	(6,182,000)
Outstanding - December 31		285,533,000	271,880,000	274,257,000
Treasury stock		80,612,000	79,066,000
Issued - December 31		366,000,000	351,000,000
Common Stock Issuance Text Details [Abstract]
Cost of Common Stock Issued Per Share		$ 42.75
Issuance of common stock		$ 734	$ 64	$ 30
Proceeds From Issuance Of Common Stock Net		629
Proceeds From Issuance Of Common Stock Gross		650
Stock Repurchase Program, Remaining Authorized Repurchase Amount	522
Payments For Repurchase Of Common Stock		$ 225	$ 201	$ 0